CONVERTIBLE NOTE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Issuance of convertible note	$ 164,500
Beneficial conversion feature associated with a convertible note	128,605
Non-cash interest expense	42,715
Convertible note payable net of debt discount	85,890
Convertible note payable, net of debt discount of $85,890 at September 30, 2018	$ 78,610
Convertible debt maturity date	Dec. 31, 2018
Convertible Promissory Notes [Member]
Issuance of convertible note	$ 164,500
Fixed price per share	$ 1.00
Conversion price	$ 1.00
Interest rate	8.00%
Convertible Promissory Notes Three [Member]
Principal amount	$ 250,000
Convertible Promissory Notes One [Member]
Principal amount	250,000
Convertible Promissory Notes Two [Member]
Principal amount	$ 250,000